Retirement and Post-Retirement Benefit Plans (Details 4) $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2015 USD ($) item	Jan. 31, 2015 USD ($)	Oct. 31, 2015 USD ($)	Oct. 31, 2014 USD ($)	Oct. 31, 2013 USD ($)
Change in benefits obligation:
Settlement		$ (826)
U.S. Defined Benefit Plans
Weighted average assumptions used to calculate net benefit (credit) cost
Discount rate (as a percent)			4.40%	4.90%	4.10%
Expected increase in compensation levels (as a percent)			2.00%	2.00%	2.00%
Expected long-term return on plan assets (as a percent)			7.20%	7.70%	7.80%
Increase in defined benefit plan benefit obligation			$ 870
Change in fair value of plan assets:
Fair value - beginning of year			11,979	$ 10,866
Acquisition/addition of plans			(1)
Actual return on plan assets			506	1,648
Employer contributions			8	7
Benefits paid			(301)	(538)
Settlement			(1,114)	(4)
Fair value of assets for continuing plans-end of year	$ 11,077		11,077	11,979
Fair value - end of year	11,077		11,077	11,979	$ 10,866
Change in benefits obligation:
Projected benefit obligation - beginning of year			13,386	11,538
Acquisition/addition of plans			(1)
Service cost			1	1	1
Interest cost			556	554	545
Actuarial (gain) loss			(170)	1,835
Benefits paid			(301)	(538)
Settlement			(1,114)	(4)
Transfers from Hewlett Packard Enterprise			365
Transfers to Hewlett Packard Enterprise			(13)
Projected benefits obligation for continuing plans-end of year			12,709	13,386
Projected benefit obligation - end of year				13,386	$ 11,538
Funded status at end of year	(1,632)		(1,632)	(1,407)
Accumulated benefit obligation	$ 12,708		$ 12,708	$ 13,385
Number of unfunded defined benefit plans transferred to HP | item	3
Weighted average assumptions used to calculate the projected benefit obligations
Discount rate (as a percent)	4.40%		4.40%	4.40%
Expected increase in compensation levels (as a percent)	2.00%		2.00%	2.00%
Net amounts recognized for defined benefit and post-retirement benefit plans in Consolidated Balance Sheets
Current liabilities	$ (35)		$ (35)	$ (15)
Noncurrent liabilities	(1,597)		(1,597)	(1,392)
Funded status at end of year	(1,632)		(1,632)	(1,407)
Pretax net actuarial loss (gain) and prior service benefit recognized in accumulated other comprehensive loss for defined benefit and post-retirement benefit plans
Net actuarial loss (gain)	1,379		1,379
Total recognized in Accumulated other comprehensive loss	1,379		1,379
Net actuarial loss (gain) and prior service benefit that are expected to be amortized from accumulated other comprehensive loss (income) and recognized as components of net periodic benefit cost (credit)
Net actuarial (loss) gain			55
Total expected to be recognized in net periodic benefit cost (credit)			55
Defined benefit plans with projected benefit obligations exceeding the fair value of plan assets
Aggregate fair value of plan assets	11,077		11,077	11,979
Aggregate projected benefit obligation	12,709		12,709	13,386
Defined benefit plans with accumulated benefit obligations exceeding the fair value of plan assets
Aggregate fair value of plan assets	11,077		11,077	11,979
Aggregate accumulated benefit obligation	12,708		$ 12,708	$ 13,385
Non-U.S. Defined Benefit Plans
Weighted average assumptions used to calculate net benefit (credit) cost
Discount rate (as a percent)			3.00%	3.90%	3.80%
Expected increase in compensation levels (as a percent)			2.40%	2.40%	2.40%
Expected long-term return on plan assets (as a percent)			6.90%	7.00%	7.20%
Change in fair value of plan assets:
Fair value - beginning of year			$ 12,472	$ 11,307
Acquisition/addition of plans			9	8
Actual return on plan assets			547	1,482
Employer contributions			487	270
Participant contributions			48	61
Benefits paid			(297)	(398)
Settlement			(9)	(20)
Currency impact			(737)	(718)
Transfers from Hewlett Packard Enterprise				480
Transfers to Hewlett Packard Enterprise	(11,667)		(11,667)
Fair value of assets for continuing plans-end of year	853		853	12,472
Fair value - end of year	853		853	12,472	$ 11,307
Change in benefits obligation:
Projected benefit obligation - beginning of year			13,885	12,095
Acquisition/addition of plans			4	8
Service cost			208	234	239
Interest cost			289	454	404
Participant contributions			48	61
Actuarial (gain) loss			48	1,758
Benefits paid			(297)	(398)
Plan amendments			(7)
Curtailment				(36)
Settlement			(9)	(20)
Special termination benefits			7	11	12
Currency impact			(825)	(783)
Transfers from Hewlett Packard Enterprise				501
Transfers to Hewlett Packard Enterprise			(12,269)
Projected benefits obligation for continuing plans-end of year			1,082	13,885
Projected benefit obligation - end of year				13,885	$ 12,095
Funded status at end of year	(229)		(229)	(1,413)
Accumulated benefit obligation	$ 989		$ 989	$ 13,371
Weighted average assumptions used to calculate the projected benefit obligations
Discount rate (as a percent)	2.30%		2.30%	3.20%
Expected increase in compensation levels (as a percent)	2.50%		2.50%	2.50%
Net amounts recognized for defined benefit and post-retirement benefit plans in Consolidated Balance Sheets
Noncurrent assets	$ 37		$ 37	$ 379
Current liabilities	(4)		(4)	(20)
Noncurrent liabilities	(262)		(262)	(1,772)
Funded status at end of year	(229)		(229)	(1,413)
Pretax net actuarial loss (gain) and prior service benefit recognized in accumulated other comprehensive loss for defined benefit and post-retirement benefit plans
Net actuarial loss (gain)	5,161		5,161
Prior service benefit	(242)		(242)
Total recognized in Accumulated other comprehensive loss	4,919		4,919
Net actuarial loss (gain) and prior service benefit that are expected to be amortized from accumulated other comprehensive loss (income) and recognized as components of net periodic benefit cost (credit)
Net actuarial (loss) gain			25
Prior service benefit			(3)
Total expected to be recognized in net periodic benefit cost (credit)			22
Defined benefit plans with projected benefit obligations exceeding the fair value of plan assets
Aggregate fair value of plan assets	418		418	8,058
Aggregate projected benefit obligation	684		684	9,852
Defined benefit plans with accumulated benefit obligations exceeding the fair value of plan assets
Aggregate fair value of plan assets	409		409	7,935
Aggregate accumulated benefit obligation	609		$ 609	$ 9,364
Post-Retirement Benefit Plans
Weighted average assumptions used to calculate net benefit (credit) cost
Discount rate (as a percent)			3.60%	3.90%	3.00%
Expected long-term return on plan assets (as a percent)			9.00%	8.90%	9.00%
Change in fair value of plan assets:
Fair value - beginning of year			$ 458	$ 396
Actual return on plan assets			45	83
Employer contributions			38	92
Participant contributions			57	54
Benefits paid			(124)	(167)
Transfers to Hewlett Packard Enterprise	(40)		(40)
Fair value of assets for continuing plans-end of year	434		434	458
Fair value - end of year	434		434	458	$ 396
Change in benefits obligation:
Projected benefit obligation - beginning of year			840	867
Service cost			5	5	6
Interest cost			28	32	31
Participant contributions			57	54
Actuarial (gain) loss			(49)	22
Benefits paid			(124)	(167)
Special termination benefits			1	32	(5)
Currency impact			(9)	(5)
Transfers to Hewlett Packard Enterprise			(150)
Projected benefits obligation for continuing plans-end of year			597	840
Projected benefit obligation - end of year				840	$ 867
Funded status at end of year	$ (163)		$ (163)	$ (382)
Weighted average assumptions used to calculate the projected benefit obligations
Discount rate (as a percent)	3.60%		3.60%	3.60%
Net amounts recognized for defined benefit and post-retirement benefit plans in Consolidated Balance Sheets
Current liabilities	$ (43)		$ (43)	$ (47)
Noncurrent liabilities	(120)		(120)	(335)
Funded status at end of year	(163)		(163)	$ (382)
Pretax net actuarial loss (gain) and prior service benefit recognized in accumulated other comprehensive loss for defined benefit and post-retirement benefit plans
Net actuarial loss (gain)	(173)		(173)
Prior service benefit	(99)		(99)
Total recognized in Accumulated other comprehensive loss	$ (272)		(272)
Net actuarial loss (gain) and prior service benefit that are expected to be amortized from accumulated other comprehensive loss (income) and recognized as components of net periodic benefit cost (credit)
Net actuarial (loss) gain			(12)
Prior service benefit			(17)
Total expected to be recognized in net periodic benefit cost (credit)			$ (29)